Segment Reporting (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
The following table sets forth the total assets by segment:

	June 30, 2021	December 31, 2020
Multifamily	$201,705,025	$204,408,015
Office	128,094,720	134,521,921
Real estate-related loans and securities	83,963,828	74,464,566
Other (Corporate)	33,835,615	27,479,107

Total assets	$447,599,188	$440,873,609

The following table sets forth the financial results by segment for the three months ended June 30, 2021:

	Multifamily	Office	Real Estate- Related Loans and Securities	Total
Revenues:
Rental revenues	$4,343,804	$3,092,137	$—	$7,435,941
Other revenues	332,773	150,726	—	483,499

Total revenues	4,676,577	3,242,863	—	7,919,440
Expenses:
Rental property operating	2,137,288	1,291,528	—	3,428,816

Total rental operating expenses	2,137,288	1,291,528	—	3,428,816
Income from real estate-related loans and securities	—	—	1,352,252	1,352,252
Realized gain on investments	—	—	—	—
Unrealized gain on investments	10,457	—	321,953	332,410

Segment net operating income	$2,549,746	$1,951,335	$1,674,205	$6,175,286

Depreciation and amortization	$2,089,587	$1,698,656	$—	$3,788,243
General and administrative expenses				1,051,762
Management fee				569,389
Performance fee				687,265
Interest expense				1,402,408

Net loss				(1,323,781)
Net loss attributable to non-controlling interests				63,992

Net loss attributable to stockholders				$(1,259,789)

The following table sets forth the financial results by segment for the six months ended June 30, 2021:

	Multifamily	Office	Real Estate- Related Loans and Securities	Total
Revenues:
Rental revenues	$8,585,211	$6,081,778	$—	$14,666,989
Other revenues	611,024	253,919	—	864,943

Total revenues	9,196,235	6,335,697	—	15,531,932
Expenses:
Rental property operating	4,133,814	2,610,029	—	6,743,843

Total rental operating expenses	4,133,814	2,610,029	—	6,743,843
Income from real estate-related loans and securities	—	—	2,554,585	2,554,585
Realized gain on investments	—	—	980,665	980,665
Unrealized gain (loss) on investments	403,682	—	(83,699)	319,983

Segment net operating income	$5,466,103	$3,725,668	$3,451,551	$12,643,322

Depreciation and amortization	$4,673,736	$3,438,993	$—	$8,112,729
General and administrative expenses				2,067,560
Management fee				1,123,438
Performance fee				1,261,088
Interest expense				2,774,865

Net loss				(2,696,358)
Net loss attributable to non-controlling interests				189,270

Net loss attributable to stockholders				$(2,507,088)

The following table sets forth the financial results by segment for the three months ended June 30, 2020:

	Multifamily	Office	Real Estate- Related Loans and Securities	Total
Revenues:
Rental revenues	$2,729,859	$3,215,473	$—	$5,945,332
Other revenues	80,608	178,080	—	258,688

Total revenues	2,810,467	3,393,553	—	6,204,020
Expenses:
Rental property operating	1,272,817	1,197,338	—	2,470,155

Total rental operating expenses	1,272,817	1,197,338	—	2,470,155
Income from real estate-related loans and securities	—	—	1,338,053	1,338,053
Unrealized (loss) gain on investments	—	(279,383)	1,817,009	1,537,626

Segment net operating income	$1,537,650	$1,916,832	$3,155,062	$6,609,544

Depreciation and amortization	$1,846,889	$1,929,263	$—	$3,776,152
General and administrative expenses				739,397
Management fee				130,990
Performance fee				186,679
Interest expense				1,206,036

Net income				570,290
Net loss attributable to non-controlling interests				110,054

Net income attributable to stockholders				$680,344

The following table sets forth the financial results by segment for the six months ended June 30, 2020:

	Multifamily	Office	Real Estate- Related Loans and Securities	Total
Revenues:
Rental revenues	$5,396,680	$5,962,713	$—	$11,359,393
Other revenues	223,235	362,203	—	585,438

Total revenues	5,619,915	6,324,916	—	11,944,831
Expenses:
Rental property operating	2,291,119	2,195,640	—	4,486,759

Total rental operating expenses	2,291,119	2,195,640	—	4,486,759
Income from real estate-related loans and securities	—	—	2,691,680	2,691,680
Unrealized (loss) gain on investments	—	(784,302)	521,235	(263,067)

Segment net operating income	$3,328,796	$3,344,974	$3,212,915	$9,886,685

Depreciation and amortization	$3,699,891	$3,465,926	$—	$7,165,817
General and administrative expenses				1,389,976
Management fee				130,990
Performance fee				998,328
Interest expense				2,622,323

Net loss				(2,420,749)
Net loss attributable to non-controlling interests				214,648

Net loss attributable to stockholders				$(2,206,101)

The following table sets forth the total assets by segment:

	December 31, 2020	December 31, 2019
Multifamily	$204,408,015	$140,841,295
Office	134,521,921	93,629,245
Real estate-related loans and securities	74,464,566	49,297,799
Other (Corporate)	27,479,107	29,717,653

Total assets	$440,873,609	$313,485,992

The following table sets forth the financial results by segment for the year ended December 31, 2020:

	Multifamily	Office	Real estate-related loans and securities	Total
Revenues:
Rental revenues	$11,681,669	$12,463,543	$—	$24,145,212
Other revenues	496,052	645,006	—	1,141,058

Total revenues	12,177,721	13,108,549	—	25,286,270
Expenses:
Rental property operating	4,859,445	5,351,792	—	10,211,237

Total expenses	4,859,445	5,351,792	—	10,211,237
Income from real-estate related loans and securities	—	—	4,908,074	4,908,074
Realized gain on investments	—	—	144,484	144,484
Unrealized gain on investments	—	(626,224)	3,042,927	2,416,703

Segment net operating income	$7,318,276	$7,130,533	$8,095,485	$22,544,294

Depreciation and amortization	$6,372,127	$7,108,886	$—	$13,481,013
General and administrative expenses				3,473,954
Management fee				1,170,717
Performance fee				2,215,134
Interest expense				4,948,496

Net loss				(2,745,020)
Net loss attributable to non-controlling interests				307,169

Net loss attributable to stockholders				$(2,437,851)

The following table sets forth the financial results by segment for the year ended December 31, 2019:

	Multifamily	Office	Real estate-related loans and securities	Total
Revenues:
Rental revenues	$4,245,057	$2,883,152	$—	$7,128,209
Other revenues	164,948	246,750	—	411,698

Total revenues	4,410,005	3,129,902	—	7,539,907
Expenses:
Rental property operating	2,009,938	1,061,828	—	3,071,766

Total expenses	2,009,938	1,061,828	—	3,071,766
Income from real estate-related loans	—	—	2,305,721	2,305,721

Segment net operating income	$2,400,067	$2,068,074	$2,305,721	$6,773,862

Depreciation and amortization	$3,381,811	$1,630,448	$—	$5,012,259
General and administrative expenses				1,616,252
Management fee				—
Performance fee				200,649
Organizational expenses				885,061
Interest expense				4,048,089

Net loss				$(4,988,448)
Net loss attributable to non-controlling interests				265,570

Net loss attributable to stockholders				$(4,722,878)